Personnel Salaries and Expenses (Details) - Schedule of personnel expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of personnel expenses [Abstract]
Personnel compensation	$ 265,312	$ 260,445	$ 259,354
Bonuses or gratifications	77,046	78,534	72,728
Stock-based benefits	(1,589)	(315)	(337)
Seniority compensation	22,380	25,006	21,869
Pension plans	1,026	567	1,069
Training expenses	2,887	4,918	3,782
Day care and kindergarten	2,769	2,731	2,778
Welfare funds	6,531	6,644	6,040
Other personnel expenses	32,308	31,627	30,281
Total	$ 408,670	$ 410,157	$ 397,564